Earnings per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per Share
Profit attributable to equity holders of SAP SE		€ 7,161	€ 3,124	€ 3,634
Profit attributable to equity holders of SAP SE1	[1]	€ 7,161	€ 3,124	€ 6,139
Issued ordinary shares		1,229	1,229	1,229
Effect of treasury shares		(63)	(62)	(61)
Weighted average shares outstanding, basic		1,166	1,166	1,167
Dilutive effect of share-based payments		9	13	12
Weighted average shares outstanding, diluted		1,175	1,180	1,180
Earnings per share, basic, attributable to equity holders of SAP SE from continuing operations (in Euro per share)		€ 6.14	€ 2.68	€ 3.11
Earnings per share, basic, attributable to equity holders of SAP SE (in Euro per share)	[1]	6.14	2.68	5.26
Earnings per share, diluted, attributable to equity holders of SAP SE from continuing operations(in Euro per share)		6.1	2.65	3.08
Earnings per share, diluted, attributable to equity holders of SAP SE (in Euro per share)	[1]	€ 6.1	€ 2.65	€ 5.2

[1]	from continuing and discontinued operations